Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY FUNDS
Entity Central Index Key	0000055189
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000035161
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust - Class A
Trading Symbol	DOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class A	$87	0.85%

Gross expense ratio as of the latest prospectus: 0.84%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
AssetsNet	$ 572,772,230
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,837,421
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.59%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.57% had certain expenses not been reduced.

Holdings [Text Block]
Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000035163
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust - Class C
Trading Symbol	DOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class C	$161	1.58%

Gross expense ratio as of the latest prospectus: 1.57%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%
AssetsNet	$ 572,772,230
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,837,421
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	3.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024.

Holdings [Text Block]
Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000035164
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust - Class S
Trading Symbol	DOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class S	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 572,772,230
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,837,421
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.78% had certain expenses not been reduced.

Holdings [Text Block]
Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

C000016691
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Money Market Fund
Trading Symbol	KMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Money Market Fund	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 572,772,230
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,837,421
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.84% had certain expenses not been reduced.

Holdings [Text Block]
Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%